Consolidated VIEs and Noncontrolling Interests - Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Total revenue	$ 2,570,127	$ 3,415,865	$ 3,458,592
Net income (loss)	(4,631,595)	(3,833,857)	(3,774,887)
Variable Interest Entity, Primary Beneficiary | SBG JVs
Variable Interest Entity [Line Items]
Total revenue	262,270	497,751	528,044
Net income (loss)	(191,934)	(750,472)	(776,113)
Variable Interest Entity, Primary Beneficiary | Other VIEs
Variable Interest Entity [Line Items]
Total revenue	14,772	21,169	13,439
Net income (loss)	$ 1,695	$ (2,502)	$ (24,747)